9. EMPLOYEE EQUITY INCENTIVE PLAN (Details 1)	3 Months Ended
Mar. 31, 2016 $ / shares shares
Options Outstanding-Number of Shares
Beginning Balance | shares	5,225,000
Granted | shares	691,250
Exercised | shares	(105,789)
Cancelled | shares
Ending Balance | shares	6,010,461
Options Outstanding-Weighted Average Exercise Price
Beginning Balance | $ / shares	$ 0.59
Granted | $ / shares	0.97
Exercised | $ / shares	$ 0.5
Cancelled | $ / shares
Ending Balance | $ / shares	$ 0.63
Exercisable at March 31, 2016, Shares | shares	3,204,353
Exercisable at March 31, 2016, Exercise Price | $ / shares	$ .57
Weighted Average Remaining Contractual Term	9 years 1 month 6 days